Average Annual Total Returns - American Franchise	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date		Class R 1 Year		Class R 5 Years		Class R 10 Years		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Large-Cap Growth Funds Index 1 Year	Lipper Large-Cap Growth Funds Index 5 Years	Lipper Large-Cap Growth Funds Index 10 Years
Total	Jun. 23, 2005	29.03%	11.05%	12.59%	27.02%	9.49%	11.43%	18.56%	8.49%	10.25%	Jun. 23, 2005	34.43%	11.47%	12.58%	May 23, 2011	[1]	36.19%	[1]	12.03%	[1]	12.94%	[1]	Jun. 23, 2005	36.79%	12.58%	13.50%	Dec. 22, 2010	36.94%	12.68%	13.58%	[2]	Sep. 24, 2012	37.10%	12.79%	13.58%	[2]	36.39%	14.63%	15.22%	31.49%	11.70%	13.56%	33.56%	13.23%	13.67%

[1]	Performance shown prior to the inception date is that of the Fund’s and predecessor fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.
[2]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.